Property, Plant and Equipment (Details) - EUR (€)	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Accumulated depreciation and amortisation
Disclosure of property, plant and equipment
Depreciation charge	€ 296,000	€ 145,000
Furniture and office equipment and laboratory equipment | Gross carrying amount
Disclosure of property, plant and equipment
Total acquisition	€ 484,000	€ 1,300,000